United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/21

Date of Reporting Period: Six months ended 05/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2021

Share Class | Ticker	A | TLRAX	B | TLRBX	C | TLRCX	R | FTRKX
	Institutional | FTRBX	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Corporate Debt Securities	45.1%
U.S. Treasury and Agency Securities	20.5%
Mortgage-Backed Securities[3]	11.7%
Asset-Backed Securities	1.2%
Commercial Mortgage-Backed Securities[3]	1.0%
Foreign Government Securities	0.5%
Collateralized Mortgage Obligations	0.4%
Municipal Bonds[4]	0.0%
Bank Loan Core Fund	7.0%
Emerging Markets Core Fund	5.7%
Project and Trade Finance Core Fund	4.5%
Securities Lending Collateral[5]	1.4%
Cash Equivalents[6]	5.5%
Other Security Types[7]	0.1%
Derivative Contracts[8]	(0.3)%
Other Assets and Liabilities—Net[9]	(4.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund), in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.

3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Other Security Types consist of common stock and purchased options.
Semi-Annual Shareholder Report

8
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— 35.4%
		Basic Industry - Chemicals— 0.1%
$ 2,653,000		Albemarle Corp., 4.150%, 12/1/2024	$2,919,364
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	506,000
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	11,838,982
12,000		Sherwin-Williams Co., Sr. Unsecd. Note, 2.750%, 6/1/2022	12,270
		TOTAL	15,276,616
		Basic Industry - Metals & Mining— 0.5%
10,285,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	10,393,161
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	5,587,600
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,593,286
7,785,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	7,789,910
3,890,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.875%, 4/27/2051	3,899,042
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	8,235,941
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,290,750
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	3,020,662
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	2,558,919
3,330,000	[1]	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,746,460
		TOTAL	49,115,731
		Basic Industry - Paper— 0.1%
1,788,000	[1]	International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	1,954,306
9,500,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	11,322,580
		TOTAL	13,276,886
		Capital Goods - Aerospace & Defense— 1.2%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	9,749,051
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	8,287,593
4,845,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	4,543,066
6,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	6,284,845
11,535,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	11,653,656
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	2,400,502
5,875,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	6,277,436
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	6,631,440
8,500,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	10,596,815
2,940,000	[1]	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	2,959,046
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,743,937
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Capital Goods - Aerospace & Defense— continued
$ 6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	$7,112,442
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	3,186,711
3,750,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	4,087,106
10,870,000		Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	12,223,750
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,282,695
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	8,113,489
1,820,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.890% (3-month USLIBOR +1.735%), 2/15/2042	1,510,600
4,685,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,640,763
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,963,454
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,258,642
		TOTAL	124,507,039
		Capital Goods - Building Materials— 0.3%
3,010,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	3,222,165
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	5,285,397
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	5,739,255
6,770,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	6,893,888
3,305,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	3,396,617
10,200,000		Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	10,388,809
		TOTAL	34,926,131
		Capital Goods - Construction Machinery— 0.4%
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	89,340
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	311,979
1,640,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,669,611
9,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,259,101
445,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	459,919
9,475,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	10,529,105
3,910,000	[1]	Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	4,198,420
510,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.150%, 9/8/2022	522,851
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	509,998
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Capital Goods - Construction Machinery— continued
$ 9,875,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	$10,986,173
	TOTAL	38,536,497
	Capital Goods - Diversified Manufacturing— 0.5%
144,000	General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	195,574
350,000	General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	378,901
917,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,336,250
2,555,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,615,796
2,680,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,633,109
5,885,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	5,908,701
8,190,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	8,631,588
5,000,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	4,705,134
4,830,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	4,675,225
3,585,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	3,773,457
1,900,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	2,116,411
7,715,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	7,714,228
3,285,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	3,509,265
6,575,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	6,511,079
	TOTAL	54,704,718
	Capital Goods - Packaging— 0.1%
5,350,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	5,802,503
5,830,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,555,262
	TOTAL	12,357,765
	Communications - Cable & Satellite— 0.9%
10,980,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	12,803,265
175,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	228,842
8,500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	9,346,044
10,695,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	10,282,013
4,300,000	Comcast Corp., 3.375%, 2/15/2025	4,697,374
10,000,000	Comcast Corp., Sr. Unsecd. Note, 1.500%, 2/15/2031	9,300,322
2,460,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	2,270,604
4,570,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	5,033,646
8,290,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	9,042,127
910,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	948,377
2,325,000	Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	2,555,495
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Communications - Cable & Satellite— continued
$ 400,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	$449,399
3,380,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,796,589
580,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	688,198
5,000,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	6,628,230
3,000,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	4,230,566
7,000,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	8,430,997
500,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	540,670
135,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	153,520
	TOTAL	91,426,278
	Communications - Media & Entertainment— 0.9%
10,000,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	8,841,599
5,000,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	5,493,901
4,510,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	5,776,964
11,850,000	Grupo Televisa S.A., 6.625%, 3/18/2025	14,072,241
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	2,429,076
12,195,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	12,149,021
8,340,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	8,301,958
10,180,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	10,155,724
5,200,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	6,075,728
6,255,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	7,417,933
7,570,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	8,127,232
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	3,464,529
1,700,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	1,700,000
	TOTAL	94,005,906
	Communications - Telecom Wireless— 0.8%
8,980,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	9,349,320
10,350,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	10,022,009
3,000,000	American Tower Corp., Sr. Unsecd. Note, 3.700%, 10/15/2049	3,094,052
3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	3,902,455
2,250,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	2,177,112
6,175,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	5,835,006
8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	9,523,584
14,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	15,371,650
3,350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	3,795,249
5,175,000	T-Mobile USA, Inc., Sr. Sub. Note, 144A, 3.000%, 2/15/2041	4,865,949
5,005,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	5,609,166
5,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	5,548,404
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Communications - Telecom Wireless— continued
$ 5,630,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	$7,111,436
	TOTAL	86,205,392
	Communications - Telecom Wirelines— 1.6%
9,240,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	9,266,209
9,255,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	9,339,414
7,090,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	7,124,897
16,370,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	16,393,764
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,944,649
6,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.550%, 3/9/2049	6,790,959
465,000	AT&T, Inc., Sr. Unsecd. Note, 5.250%, 3/1/2037	575,148
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,657,098
275,000	AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	364,785
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	7,978,127
3,693,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	3,570,714
4,035,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.800%, 12/1/2057	3,980,568
4,160,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	5,032,458
12,000,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	13,216,001
5,000,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.570%, 4/27/2023	5,375,892
5,000,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.895%, 3/6/2048	5,746,051
3,925,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,720,561
4,525,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	5,625,675
10,600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	10,708,049
24,495,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	24,940,080
870,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	953,075
5,740,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	6,467,204
5,250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	5,731,682
5,346,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	6,598,691
1,122,000	Verizon Communications, Inc., Sr. Unsecd. Note, 144A, 2.987%, 10/30/2056	1,001,277
	TOTAL	166,103,028
	Consumer Cyclical - Automotive— 1.0%
4,350,000	Daimler Finance NA LLC, Sr. Unsub. Note, 144A, 1.450%, 3/2/2026	4,395,598
2,400,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,595,273
5,540,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	6,084,148
260,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	307,261
10,175,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	12,103,038
2,790,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	3,890,626
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— continued
$ 5,365,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	$5,578,796
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	444,070
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	11,072,447
4,745,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,878,236
15,305,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	15,606,658
8,680,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	9,401,872
2,700,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,808,372
6,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	6,002,015
7,800,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	8,210,798
3,045,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	3,096,195
4,650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	5,052,994
		TOTAL	102,528,397
		Consumer Cyclical - Gaming— 0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	285,768
		Consumer Cyclical - Lodging— 0.0%
730,000		American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	798,044
		Consumer Cyclical - Retailers— 1.4%
2,500,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,486,755
15,185,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	16,743,688
13,850,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	14,264,139
14,370,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	16,926,326
475,000	[1]	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	520,488
6,835,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	7,666,479
2,480,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	2,495,771
267,964		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	295,695
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	1,121,562
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,684,354
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	9,193,296
205,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	216,772
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Cyclical - Retailers— continued
$ 74,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	$82,531
2,430,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	2,786,499
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	4,549,350
12,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	15,759,583
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,198,374
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	5,242,986
9,180,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	9,739,365
4,205,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	4,436,288
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,494,968
3,690,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,982,149
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	12,998,235
5,185,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	4,901,411
2,370,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,635,723
3,750,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	4,281,344
365,000		WalMart, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	512,084
		TOTAL	151,216,215
		Consumer Cyclical - Services— 0.6%
295,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	286,103
10,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	10,870,772
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,663,529
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	5,754,357
165,000		Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	171,669
5,585,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	6,536,063
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,647,389
6,700,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	7,534,059
589,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	589,000
10,130,000		Expedia Group, Inc., Sr. Unsecd. Note, 144A, 2.950%, 3/15/2031	10,117,512
325,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	333,070
2,340,000	[1]	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	3,437,753
4,420,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,788,179
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,620,636
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	420,231
		TOTAL	62,770,322
		Consumer Non-Cyclical - Food/Beverage— 2.3%
870,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	1,038,153
11,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	13,210,075
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Food/Beverage— continued
$ 1,390,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	$1,664,504
6,960,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,921,779
3,000,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	3,447,568
10,030,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	11,639,158
3,375,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,542,254
5,100,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	5,069,081
4,305,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	4,055,611
9,164,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	9,408,037
17,450,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	16,992,241
5,000,000		Constellation Brands, Inc., 4.250%, 5/1/2023	5,357,057
1,690,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,785,339
6,640,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	7,741,328
3,575,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	3,536,941
5,160,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	5,627,582
8,000,000		General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,610,510
2,937,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	2,846,359
3,250,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,542,373
1,980,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	2,028,023
2,810,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	3,401,410
12,840,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	12,776,211
7,500,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	7,371,711
5,965,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	6,350,814
1,430,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	1,529,927
3,140,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	3,540,360
15,060,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	16,175,300
230,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.000%, 6/4/2042	267,702
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	6,309,460
4,480,000		Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	4,585,929
6,100,000		PepsiCo, Inc., 2.750%, 4/30/2025	6,562,338
5,990,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	6,668,120
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	183,982
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	221,171
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— continued
$ 14,670,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	$14,653,716
11,155,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	11,200,913
6,865,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	7,508,130
12,300,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	14,250,771
1,450,000	Tyson Foods, Inc., 5.150%, 8/15/2044	1,829,963
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	2,183,297
	TOTAL	246,635,198
	Consumer Non-Cyclical - Health Care— 0.8%
7,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	7,331,337
5,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	5,307,526
7,355,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	7,665,839
2,620,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,515,531
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,850,918
9,570,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	10,269,702
10,220,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	9,343,551
11,545,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	12,209,339
3,270,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	3,389,210
1,000,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	1,048,862
6,515,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	6,549,101
8,325,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	8,904,688
4,035,000	Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,039,745
1,995,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	2,224,753
	TOTAL	82,650,102
	Consumer Non-Cyclical - Pharmaceuticals— 1.9%
5,128,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	5,807,113
9,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	11,934,021
6,380,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	6,848,503
13,210,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	15,237,771
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,171,226
375,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	440,045
1,975,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	1,980,889
3,775,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	3,124,733
7,410,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,560,116
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	7,657,847
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,468,214
5,050,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,435,242
5,250,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	5,889,858
2,455,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,657,135
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Pharmaceuticals— continued
$ 5,000,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	$4,935,391
12,625,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	11,780,152
10,140,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	10,088,179
9,100,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	10,352,945
260,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	307,185
3,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	3,640,532
2,475,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	3,253,614
1,000,000	Johnson & Johnson, 5.950%, 8/15/2037	1,439,044
500,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	572,232
15,850,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	17,643,818
17,652,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	15,442,443
21,600,000	Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	21,410,741
6,870,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	6,709,198
11,215,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	11,109,573
	TOTAL	202,897,760
	Consumer Non-Cyclical - Products— 0.1%
3,060,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	3,346,717
500,000	Procter & Gamble Co., 2.300%, 2/6/2022	507,525
2,390,000	Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,397,672
	TOTAL	6,251,914
	Consumer Non-Cyclical - Supermarkets— 0.0%
3,000,000	Kroger Co., Bond, 6.900%, 4/15/2038	4,320,701
	Consumer Non-Cyclical - Tobacco— 0.4%
9,075,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	11,165,831
4,490,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	4,733,701
5,000,000	Bat Capital Corp., Sr. Unsecd. Note, 3.734%, 9/25/2040	4,709,058
3,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,970,466
7,770,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	7,606,379
1,960,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	2,085,594
5,335,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	5,934,236
5,450,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	6,352,402
	TOTAL	45,557,667
	Energy - Independent— 0.5%
7,000,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	7,625,879
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Energy - Independent— continued
$ 5,230,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	$5,368,250
12,625,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	13,889,152
1,730,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	1,944,217
12,265,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	13,802,414
10,310,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	9,913,971
610,000	[1]	XTO Energy, Inc., 6.750%, 8/1/2037	882,885
		TOTAL	53,426,768
		Energy - Integrated— 0.6%
5,815,000	[1]	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	5,583,502
4,990,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	4,638,889
2,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	2,710,356
365,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	391,812
100,000		BP PLC, Deb., 8.750%, 3/1/2032	152,119
8,520,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	8,484,324
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,577,034
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	5,400,627
4,000,000		Conoco, Inc., 7.250%, 10/15/2031	5,757,407
205,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	296,949
6,305,000		Husky Energy, Inc., 4.000%, 4/15/2024	6,773,319
450,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	631,253
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	4,099,878
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,449,913
10,510,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	10,869,213
3,550,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.500%, 6/15/2038	4,852,234
		TOTAL	67,668,829
		Energy - Midstream— 1.2%
5,815,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	6,029,508
9,240,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	10,542,047
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,516,388
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	3,105,462
1,210,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,271,598
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Energy - Midstream— continued
$ 3,715,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	$3,915,534
10,375,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	11,480,678
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	919,698
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	391,229
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,934,951
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	271,527
4,270,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	5,175,643
5,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	5,506,203
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	7,414,478
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	2,084,960
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	7,876,833
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	724,622
3,320,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	3,053,706
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	355,341
5,200,000	[1]	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	5,859,525
2,220,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	2,515,425
1,631,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,679,573
8,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	9,433,691
4,710,000	[1]	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	5,201,729
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,943,924
225,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	260,567
7,275,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	8,323,717
		TOTAL	122,788,557
		Energy - Oil Field Services— 0.1%
175,000		Burlington Resources, LLC., Sr. Unsecd. Note, 7.200%, 8/15/2031	249,094
4,388,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/17/2028	4,842,450
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	686,969
		TOTAL	5,778,513
		Energy - Refining— 0.5%
535,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	618,021
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	358,721
11,295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	12,932,641
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Energy - Refining— continued
$ 6,615,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	$6,629,140
5,255,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	5,271,428
7,360,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	8,856,183
4,020,000		Valero Energy Corp., 7.500%, 4/15/2032	5,525,674
9,100,000		Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	9,157,400
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	444,743
		TOTAL	49,793,951
		Financial Institution - Banking— 6.2%
4,995,000		American Express Co., 2.650%, 12/2/2022	5,177,653
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	384,104
10,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	11,737,379
8,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	8,337,780
5,440,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	5,519,402
11,460,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	12,528,750
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,954,037
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	6,694,813
23,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	22,210,875
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	10,651,830
8,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	9,424,488
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.970%, 3/5/2029	11,195,381
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,782,207
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,865,559
560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	619,500
660,000		Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	752,954
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	7,451,321
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,876,843
480,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	520,309
4,200,000	[1]	Capital One Bank, Series BKNT, 2.950%, 7/23/2021	4,208,116
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,204,582
2,160,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,341,574
15,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	15,274,516
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	4,051,384
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 895,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	$921,394
5,665,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	5,931,794
9,070,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	9,738,784
10,215,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	10,400,270
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	7,644,840
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,493,023
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,582,290
10,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	11,510,203
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	3,161,439
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	395,172
13,600,000		Citizens Financial Group, Inc., Sub. Note, 144A, 2.638%, 9/30/2032	13,475,023
6,770,000		Comerica, Inc., 3.800%, 7/22/2026	7,530,686
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,684,890
7,540,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	8,123,989
4,280,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,494,548
14,145,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	14,408,057
5,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	5,556,122
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	10,279,874
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,159,562
2,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,256,237
1,275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	1,335,020
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	13,118,203
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,639,253
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2030	11,149,966
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	8,875,189
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	503,879
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,346,552
500,000		HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2069	553,987
7,445,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,478,168
2,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,455,554
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	11,159,834
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,838,503
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	5,017,392
720,000	[1]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2170	781,650
610,000		JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2170	641,754
15,175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	14,361,562
3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,813,377
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	15,224,141
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 10,350,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	$10,435,527
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	2,196,638
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,169,360
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	11,029,769
410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	433,931
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	11,088,550
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	264,499
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	265,652
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,230,161
635,000		Lloyds Banking Group PLC, Sub. Note, 4.650%, 3/24/2026	720,885
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,722,847
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	5,102,523
4,905,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	4,952,227
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,719,598
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	444,743
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	13,352,070
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	766,214
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	13,945,043
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/28/2021	504,102
11,990,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	11,311,692
2,000,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.676% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,093,741
5,285,000		Morgan Stanley, Sub. Deb., 4.875%, 11/1/2022	5,613,763
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	5,638,852
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,742,169
500,000		Natwest Group PLC, Sub. Deb., 6.125%, 12/15/2022	540,713
160,000		Natwest Group PLC, Sub. Note, 6.000%, 12/19/2023	180,332
5,000,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 12/9/2021	5,052,180
5,100,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,583,583
6,215,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	6,418,753
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	3,364,163
63,917	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	26,845
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	6,387,310
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,346,022
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 1,930,000	[1]	State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	$1,971,730
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	388,809
8,000,000		State Street Corp., Sub. Note, 2.200%, 3/3/2031	7,915,982
2,495,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	2,517,285
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	368,224
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,644,708
10,250,000		Truist Bank, Sub. Note, Series BKNT, 3.800%, 10/30/2026	11,503,164
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,461,620
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	604,307
10,335,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	9,751,325
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	298,619
12,570,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	13,112,063
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	9,109,957
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	11,256,167
10,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	10,735,899
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	20,619,815
435,000		Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	485,472
		TOTAL	661,197,141
		Financial Institution - Broker/Asset Mgr/Exchange— 0.4%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,796,562
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,688,435
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	3,121,291
4,220,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	4,167,815
3,265,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,726,245
4,105,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	4,877,464
3,580,000		Stifel Financial Corp., 4.250%, 7/18/2024	3,962,396
5,240,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	5,750,907
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,635,439
435,000		XLIT Ltd., Sub. Note, 4.450%, 3/31/2025	490,470
		TOTAL	38,217,024
		Financial Institution - Finance Companies— 0.5%
6,500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	7,539,781
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,172,494
18,370,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	21,135,714
12,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	14,847,653
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Financial Institution - Finance Companies— continued
$ 250,000		International Lease Finance Corp., 5.875%, 8/15/2022	$265,508
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	953,433
		TOTAL	48,914,583
		Financial Institution - Insurance - Health— 0.0%
5,080,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	4,933,084
		Financial Institution - Insurance - Life— 1.2%
10,200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	11,176,454
11,000,000		American International Group, Inc., 4.500%, 7/16/2044	12,840,605
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,842,899
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,614,742
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	5,457,108
5,535,000		Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	5,389,868
7,780,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	11,487,005
2,650,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,425,234
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	7,763,230
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	422,242
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,716,096
5,000,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	5,731,124
3,970,000		MetLife, Inc., Sr. Unsecd. Note, 4.550%, 3/23/2030	4,708,384
16,268,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	16,739,638
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	5,606,834
3,000,000	[1]	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,211,432
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,991,334
5,450,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	5,926,356
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,274,067
8,000,000		Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	9,365,030
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,504,206
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,799,602
		TOTAL	128,993,490
		Financial Institution - Insurance - P&C— 0.7%
1,000,000		Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,325,058
255,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	303,396
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,839,680
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - Insurance - P&C— continued
$ 4,350,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	$4,786,070
10,175,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	9,550,181
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	4,010,700
1,000,000	Cincinnati Financial Corp., 6.920%, 5/15/2028	1,299,906
2,395,000	CNA Financial Corp., Sr. Unsecd. Note, 2.050%, 8/15/2030	2,322,209
7,895,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,785,934
4,930,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 3.600%, 8/19/2049	5,186,574
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,474,341
1,103,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	1,184,943
6,862,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	7,946,609
4,100,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.950%, 4/22/2044	4,779,809
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	11,126,999
335,000	Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 4.900%, 9/15/2044	417,624
7,295,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	6,676,136
	TOTAL	77,016,169
	Financial Institution - REIT - Apartment— 0.5%
12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,279,942
2,240,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	2,328,775
3,745,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	4,165,107
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,524,624
3,360,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	3,139,681
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	4,052,075
1,905,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,956,337
2,100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	2,269,935
10,100,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	9,539,461
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	7,853,705
	TOTAL	54,109,642
	Financial Institution - REIT - Healthcare— 0.4%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,323,710
7,680,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	7,278,985
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	4,296,564
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	5,406,127
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Financial Institution - REIT - Healthcare— continued
$ 3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	$4,121,801
6,155,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	6,241,002
6,050,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	6,124,963
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,825,086
	TOTAL	39,618,238
	Financial Institution - REIT - Office— 0.2%
5,310,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	4,910,363
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,482,362
5,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	6,009,374
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,722,010
1,180,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	1,239,524
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.850%, 2/1/2023	4,190,810
	TOTAL	24,554,443
	Financial Institution - REIT - Other— 0.2%
440,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series D, 3.750%, 10/15/2023	464,944
7,400,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	7,223,664
2,925,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	3,201,465
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	10,983,977
	TOTAL	21,874,050
	Financial Institution - REIT - Retail— 0.2%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,377,802
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,363,385
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	1,587,114
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,690,504
1,096,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	1,163,423
	TOTAL	19,182,228
	Municipal Services— 0.0%
743,231	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	959,292
1,415,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,663,691
	TOTAL	2,622,983
	Sovereign— 0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,777,493
	Supranational— 0.0%
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,954,547
	Technology— 2.2%
2,000,000	Apple, Inc., 3.450%, 5/6/2024	2,178,110
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Technology— continued
$ 555,000	Apple, Inc., 3.850%, 5/4/2043	$633,978
3,965,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	3,698,463
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,621,507
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	11,843,768
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,507,766
2,327,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	2,502,121
7,228,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	7,993,154
6,850,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	7,506,930
9,953,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	10,161,292
1,815,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	1,766,358
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,179,586
7,995,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	9,373,048
7,500,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 144A, 5.300%, 10/1/2029	8,887,013
5,185,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,486,594
3,025,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	3,045,210
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,728,002
2,280,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	2,245,746
6,885,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	7,482,925
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	7,080,398
775,000	IBM Corp., Sr. Unsecd. Note, 2.850%, 5/13/2022	794,820
5,635,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	6,189,974
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,660,778
5,630,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	6,281,033
5,955,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	6,218,463
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	6,977,707
1,765,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,831,030
4,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	5,203,328
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,830,747
1,297,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	1,209,708
2,857,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,864,318
6,123,000	Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	6,175,463
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,194,716
284,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	317,308
7,000,000	Oracle Corp., 6.500%, 4/15/2038	9,688,508
6,070,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	6,152,864
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	5,091,696
12,665,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	13,196,722
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Technology— continued
$ 6,070,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	$6,197,540
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,494,778
1,650,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	1,662,987
5,430,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	6,201,103
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,267,275
2,485,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,789,551
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,831,326
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,877,088
	TOTAL	233,122,800
	Technology Services— 0.1%
4,360,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,314,043
4,700,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	4,664,236
1,405,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	1,442,332
2,450,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	2,459,310
	TOTAL	12,879,921
	Transportation - Airlines— 0.2%
3,950,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	4,260,432
2,150,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	2,517,753
9,134,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	10,482,549
	TOTAL	17,260,734
	Transportation - Railroads— 0.3%
1,898,000	Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	1,951,642
1,180,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,181,410
1,850,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,604,760
2,725,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,675,988
5,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	5,327,977
3,445,000	CSX Corp., Sr. Unsecd. Note, 3.800%, 4/15/2050	3,828,478
5,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	6,176,336
4,660,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	5,588,438
6,565,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	6,701,275
	TOTAL	36,036,304
	Transportation - Services— 0.6%
6,620,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	8,810,111
4,510,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	4,480,348
545,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	612,965
8,075,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	8,908,479
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS— continued
	Transportation - Services— continued
$ 10,000,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	$10,075,389
8,750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	8,882,217
640,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	641,628
7,135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,888,552
6,135,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	6,589,208
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,389,887
	TOTAL	65,278,784
	Utility - Electric— 2.3%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,462,997
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	3,256,111
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	515,649
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,197,403
3,835,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,841,840
6,275,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	6,997,712
5,045,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	5,080,541
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,925,261
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,866,516
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,615,622
2,025,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	2,038,939
6,455,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,958,133
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	12,487,418
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	3,991,389
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	579,194
8,000,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	7,864,569
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,640,267
5,885,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	7,731,670
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	4,310,420
15,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	17,877,108
4,900,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	5,570,602
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 3,330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	$3,917,933
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	593,207
7,880,000		EverSource Energy, Sr. Unsecd. Note, 3.450%, 1/15/2050	8,036,933
6,955,000		EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	7,405,567
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,841,306
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	4,700,154
2,385,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,903,582
3,220,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	3,599,510
6,043,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	6,520,713
5,400,000		Gulf Power Co., 4.550%, 10/1/2044	6,060,761
1,250,000		Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,282,263
4,130,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	4,827,660
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	1,790,169
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	8,791,189
4,125,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	4,418,982
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,500,800
2,000,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,108,200
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	5,473,881
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	3,123,874
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	311,143
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	1,504,515
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	2,481,358
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,143,470
15,495,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	16,432,757
6,920,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	7,577,317
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	2,050,972
9,945,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,953,099
		TOTAL	244,160,676
		Utility - Natural Gas— 0.4%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	519,028
2,930,000	[1]	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,637,741
5,920,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	5,889,301
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS— continued
		Utility - Natural Gas— continued
$ 2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	$3,104,917
8,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	9,667,336
450,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	467,890
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	5,703,970
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,586,390
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	8,908,134
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	178,981
		TOTAL	39,663,688
		Utility - Natural Gas Distributor— 0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,893,688
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,938,815
		TOTAL	3,832,503
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,529,522,807)	3,766,011,218
		U.S. TREASURIES— 20.5%
		U.S. Treasury Bonds— 3.4%
72,600,000		United States Treasury Bond, 1.375%, 8/15/2050	58,433,330
4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	4,818,079
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	13,719,453
216,160,000		United States Treasury Bond, 2.375%, 5/15/2051	221,296,805
215,000		United States Treasury Bond, 2.500%, 2/15/2045	224,980
250,000		United States Treasury Bond, 2.500%, 2/15/2046	261,441
350,000		United States Treasury Bond, 2.500%, 5/15/2046	366,083
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	9,875,975
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	10,043,342
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,662,114
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	11,727,309
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	2,275,860
800,000		United States Treasury Bond, 3.000%, 11/15/2045	915,326
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	2,295,163
750,000		United States Treasury Bond, 3.000%, 5/15/2047	861,026
850,000		United States Treasury Bond, 3.000%, 8/15/2048	978,530
950,000		United States Treasury Bond, 3.125%, 8/15/2044	1,106,318
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	3,782,471
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	3,649,134
3,100,000	[1]	United States Treasury Bond, 4.500%, 2/15/2036	4,164,265
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	6,411,043
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,477,803
		TOTAL	364,345,850
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES— continued
		U.S. Treasury Notes— 17.1%
$ 51,608		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	$56,136
6,276,751		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2025	6,902,151
220,956		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	244,533
657,668,829		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2031	722,250,133
104,140,903		U.S. Treasury Inflation-Protected Notes, 0.125%, 2/15/2051	109,204,650
7,519,292		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	8,153,604
986,652		U.S. Treasury Inflation-Protected Notes, 0.375%, 1/15/2027	1,103,215
232,753		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	261,842
3,149,970		U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	3,423,941
281,145		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	336,599
314,631		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	366,199
157,200,000		United States Treasury Note, 0.125%, 11/30/2022	157,246,154
50,000,000		United States Treasury Note, 0.125%, 12/31/2022	50,007,705
30,000,000		United States Treasury Note, 0.125%, 2/28/2023	30,001,065
45,370,000		United States Treasury Note, 0.125%, 10/15/2023	45,307,049
6,000,000		United States Treasury Note, 0.250%, 7/31/2025	5,915,984
9,200,000		United States Treasury Note, 0.250%, 8/31/2025	9,057,218
265,000		United States Treasury Note, 0.250%, 9/30/2025	260,650
11,000,000		United States Treasury Note, 0.375%, 11/30/2025	10,850,497
206,200,000		United States Treasury Note, 0.375%, 1/31/2026	202,900,161
12,000,000		United States Treasury Note, 0.375%, 7/31/2027	11,496,066
10,410,000		United States Treasury Note, 0.375%, 9/30/2027	9,939,206
70,000,000		United States Treasury Note, 0.500%, 2/28/2026	69,227,970
5,400,000		United States Treasury Note, 0.500%, 4/30/2027	5,239,648
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,441,067
22,200,000		United States Treasury Note, 0.750%, 3/31/2026	22,193,795
8,200,000	[1]	United States Treasury Note, 0.750%, 4/30/2026	8,191,667
40,000,000		United States Treasury Note, 0.750%, 1/31/2028	38,882,192
11,350,000	[1]	United States Treasury Note, 0.875%, 11/15/2030	10,675,671
700,000		United States Treasury Note, 1.125%, 2/28/2027	706,029
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	995,468
11,000,000		United States Treasury Note, 1.250%, 3/31/2028	11,023,732
45,645,000	[1]	United States Treasury Note, 1.250%, 4/30/2028	45,695,392
270,000		United States Treasury Note, 1.625%, 5/15/2026	281,050
179,400,000	[1]	United States Treasury Note, 1.625%, 5/15/2031	180,098,332
21,650,000	[4]	United States Treasury Note, 1.750%, 12/31/2026	22,624,204
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,486,880
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,374,827
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,391,061
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES— continued
		U.S. Treasury Notes— continued
$ 180,000		United States Treasury Note, 2.375%, 5/15/2027	$194,125
100,000		United States Treasury Note, 2.375%, 5/15/2029	107,455
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,283,756
130,000		United States Treasury Note, 2.625%, 2/15/2029	142,168
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	5,288,273
455,000		United States Treasury Note, 2.875%, 5/15/2028	505,077
980,000		United States Treasury Note, 2.875%, 8/15/2028	1,088,236
400,000		United States Treasury Note, 3.125%, 11/15/2028	451,606
		TOTAL	1,820,874,439
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,194,991,056)	2,185,220,289
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.0%
		Agency Commercial Mortgage-Backed Securities— 0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.620%, 11/25/2045	6,306,474
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.721%, 10/25/2048	12,980,201
		TOTAL	19,286,675
		Commercial Mortgage— 0.8%
4,500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	5,258,063
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	10,066,295
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,806,015
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	9,943,686
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	34,087,673
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,769,155
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,527,179
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	15,666,461
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,690,091
		TOTAL	90,814,618
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $100,933,836)	110,101,293
		FOREIGN GOVERNMENTS/AGENCIES— 0.5%
		Sovereign— 0.5%
5,350,000		Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	5,172,219
15,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	16,181,400
15,000,000		Mexico, Government of, 3.750%, 1/11/2028	16,364,100
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES— continued
		Sovereign— continued
$ 10,300,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	$10,764,839
2,150,000		Poland, Government of, 4.000%, 1/22/2024	2,347,568
4,000,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.900%, 10/22/2025	4,266,168
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $53,422,794)	55,096,294
		ASSET-BACKED SECURITIES— 0.4%
		Auto Receivables— 0.1%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,101,129
		Credit Card— 0.3%
14,419,000	[2]	Master Credit Card Trust 2018-1A, Class A, 0.586% (1-month USLIBOR +0.490%), 7/21/2024	14,542,976
20,000,000	[2]	Trillium Credit Card Trust II 2020-1A, Class A, 0.461% (1-month USLIBOR +0.370%), 12/26/2024	20,055,328
		TOTAL	34,598,304
		Financial Institution - Finance Companies— 0.0%
66,870		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	36,174
		Other— 0.0%
337,513		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	337,530
		Student Loans— 0.0%
2,026,832	[2]	Navient Student Loan Trust 2020-A, Class A1, 0.450% (1-month USLIBOR +0.350%), 11/15/2068	2,038,927
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $41,913,758)	42,112,064
		MORTGAGE-BACKED SECURITIES— 0.1%
		Federal Home Loan Mortgage Corporation— 0.0%
412		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	478
98		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	116
179,515		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	212,486
18,927		Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	22,109
447		Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	522
190,359		Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	212,189
7,222		Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	7,698
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 6,958	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	$7,347
7,011	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	7,524
4,117	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	4,801
48,148	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	55,992
1,139	Federal Home Loan Mortgage Corp., Pool ZK0320, 5.500%, 8/1/2021	1,142
9,778	Federal Home Loan Mortgage Corp., Pool ZK0727, 5.500%, 9/1/2022	10,002
9,224	Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	9,396
21,381	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	22,355
6,835	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	8,116
2,755	Federal Home Loan Mortgage Corp., Pool ZS5294, 5.000%, 4/1/2022	2,788
3,585	Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	3,701
	TOTAL	588,762
	Federal National Mortgage Association— 0.1%
1,614	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	1,827
3,716	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	4,314
3,716	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	4,297
43,462	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	48,513
21,413	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	25,387
16,820	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	19,666
568	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	632
254	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	285
3,188	Federal National Mortgage Association, Pool 396031, 7.500%, 10/1/2027	3,609
1,760	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	2,061
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 449	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	$528
1,079	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,283
122	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	131
22,664	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	26,082
84,784	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	97,787
14,510	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	16,742
57,621	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	68,052
14,454	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	16,828
2,816	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	3,284
24,746	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	28,838
3,639	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	4,312
4,960	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	5,503
5,417	Federal National Mortgage Association, Pool 892563, 6.000%, 7/1/2036	6,445
942	Federal National Mortgage Association, Pool 905427, 5.000%, 11/1/2021	949
15,044	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	17,551
90,685	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	103,415
46,779	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	49,023
2,682	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	3,132
30,560	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	34,985
5,241	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	6,133
278,038	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	309,792
6,622	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	7,379
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 9,202	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	$9,969
4,122	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	4,544
16,691	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	18,659
3,997	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	4,453
12,081	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	13,777
1,872	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	2,086
34,896	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	38,881
2,856	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	3,183
15,219	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	16,695
4,880	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	5,218
29,175	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	32,004
12,514	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	13,537
3,927	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	4,204
11,662	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	12,494
7,705	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	8,185
17,210	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	18,617
17,208	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	18,436
177,820	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	202,782
357,456	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	398,280
9,810	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	10,930
340,031	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	367,681
5,140	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	5,727
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 6,076	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	$6,665
23,045	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	24,927
	TOTAL	2,160,699
	Government National Mortgage Association— 0.0%
1,239	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	1,310
223	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	238
1,499	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,684
1,517	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,713
3,200	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	3,604
3,355	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	3,722
4,764	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	5,362
1,638	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,870
363	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	420
226	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	259
5,584	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	6,453
2,830	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,285
3,115	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	3,621
22,948	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	26,048
15,614	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	17,723
5,016	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	5,700
25,252	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	28,711
27,981	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	31,827
31,776	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	35,607
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 12,217	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	$13,687
12,677	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	14,474
28,929	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	32,537
109	Government National Mortgage Association, Pool 305911, 9.000%, 9/15/2021	110
9,694	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	10,241
122	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	139
7,716	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	8,196
4,465	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	4,795
2,298	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	2,563
180	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	200
81	Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	85
696	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	750
1,352	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	1,513
38	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	43
573	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	646
42,125	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	47,585
823	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	933
324	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	354
97	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	109
170	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	195
15,191	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	17,216
2,627	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,959
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 1,735	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	$2,011
138	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	161
798	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	898
5,810	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	6,543
11,592	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	13,552
19,763	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	23,025
28,788	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	32,035
1,159	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,352
22,115	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	23,913
333,456	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	383,539
37,861	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	43,644
69,762	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	80,376
17,513	Government National Mortgage Association, Pool 689593, 6.000%, 7/15/2023	18,041
4,791	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	5,571
8,272	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	9,170
9,288	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	10,778
9,833	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	10,663
3,097	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	3,397
	TOTAL	1,007,156
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,396,282)	3,756,617
	MUNICIPAL BOND— 0.0%
	Transportation - Services— 0.0%
390,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $423,105)	480,565
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATION— 0.0%
		Federal Home Loan Mortgage Corporation REMIC— 0.0%
$ 67,144		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $65,857)	$72,107
		ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
3,876	[2]	FNMA ARM, 2.125%, 1/1/2033	4,068
		Government National Mortgage Association— 0.0%
226	[2]	GNMA ARM, 2.125%, 10/20/2025	230
1,237	[2]	GNMA ARM, 2.875%, 5/20/2028	1,274
		TOTAL	1,504
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,505)	5,572
		PURCHASED CALL OPTIONS— 0.0%
17,500,000		Morgan Stanley AUD CALL/USD PUT, Notional Amount:$17,500,000, Exercise Price $0.77. Expiration Date 7/14/2021	229,915
30,000,000		Morgan Stanley USD CALL/ZAR PUT, Notional Amount: $30,000,000, Exercise Price $14.30. Expiration Date 8/9/2021	437,310
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,177,890)	667,225
		PURCHASED PUT OPTION— 0.0%
2,000		United States 10 Year, Notional Amount: $19,375 Exercise Price $131, Expiration Date 7/23/2021 (IDENTIFIED COST $1,254,700)	968,750
		INVESTMENT COMPANIES— 44.3%
76,541,079		Bank Loan Core Fund	740,152,239
58,980,634		Emerging Markets Core Fund	606,320,920
50,875,727		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	50,875,727
260,254,656		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5]	260,332,732
168,391,490		High Yield Bond Core Fund	1,069,285,959
153,227,531		Mortgage Core Fund	1,518,484,833
53,582,195		Project and Trade Finance Core Fund	474,738,246
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,531,417,743)	4,720,190,656
		TOTAL INVESTMENT IN SECURITIES—102.2% (IDENTIFIED COST $10,458,525,333)[6]	10,884,682,650
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[7]	(231,443,801)
		TOTAL NET ASSETS—100%	$10,653,238,849
Semi-Annual Shareholder Report

At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[8]United States Treasury Notes 2-Year Long Futures	13,429	$2,964,241,935	September 2021	$1,268,714
Short Futures:
[8]United States Treasury Notes 10-Year Short Futures	1,386	$182,865,375	September 2021	$(275,167)
[8]United States Treasury Notes 10-Year Ultra Short Futures	6,339	$918,857,859	September 2021	$(1,292,230)
[8]United States Treasury Ultra Bond Short Futures	1,843	$341,415,750	September 2021	$(3,604,125)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,902,808)
Semi-Annual Shareholder Report

At May 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/11/2021	Citibank N.A.	5,517,883	AUD	$4,154,944	$115,548
6/11/2021	State Street Bank & Trust Co.	5,579,457	AUD	$4,154,284	$163,862
6/11/2021	Morgan Stanley	21,181,185	BRL	$4,132,995	$(93,479)
6/11/2021	Morgan Stanley	21,260,865	BRL	$4,145,307	$(90,595)
6/11/2021	State Street Bank & Trust Co.	5,349,845	CAD	$4,175,760	$256,502
6/11/2021	Citibank N.A.	5,378,235	CAD	$4,178,101	$277,682
6/11/2021	Citibank N.A.	3,681,880	CHF	$4,170,731	$(73,576)
6/11/2021	State Street Bank & Trust Co.	3,692,670	CHF	$4,174,793	$(65,631)
6/11/2021	HSBC Bank USA	27,332,890	CNY	$4,131,019	$163,663
6/11/2021	HSBC Bank USA	27,305,335	CNY	$4,139,493	$150,860
6/11/2021	Morgan Stanley	14,268,062,500	COP	$4,148,392	$(302,563)
6/11/2021	Morgan Stanley	14,512,801,000	COP	$4,163,418	$(251,622)
6/11/2021	BNP PARIBAS SA	35,229,776,670	COP	$9,614,956	$(119,084)
6/11/2021	Credit Agricole CIB	3,426,625	EUR	$4,189,185	$1,775
6/11/2021	Credit Agricole CIB	3,457,557	EUR	$4,193,662	$35,129
6/11/2021	Credit Agricole CIB	6,900,000	EUR	$8,310,298	$128,799
6/11/2021	State Street Bank & Trust Co.	3,116,369	GBP	$4,179,072	$248,372
6/11/2021	Citibank N.A.	3,140,515	GBP	$4,181,413	$280,335
6/11/2021	Morgan Stanley	58,888,375,000	IDR	$4,107,727	$13,047
6/11/2021	Morgan Stanley	58,909,250,000	IDR	$4,103,001	$19,234
6/11/2021	Morgan Stanley	58,910,000,000	IDR	$4,064,721	$57,567
6/11/2021	Credit Agricole CIB	305,315,500	INR	$4,073,768	$124,495
6/11/2021	Morgan Stanley	305,400,000	INR	$4,101,531	$97,894
6/11/2021	Credit Agricole CIB	305,714,730	INR	$4,062,784	$140,969
6/11/2021	Citibank N.A.	432,446,500	JPY	$4,188,011	$(238,120)
6/11/2021	Credit Agricole CIB	435,160,250	JPY	$4,186,135	$(211,457)
6/11/2021	BANK OF AMERICA, N.A.	82,813,630	MXN	$4,104,479	$47,467
6/11/2021	HSBC Bank USA	83,613,143	MXN	$4,105,244	$86,786
6/11/2021	Citibank N.A.	166,500,000	MXN	$8,219,384	$128,263
6/22/2021	Credit Agricole CIB	15,000,000	EUR	$18,164,754	$185,053
6/25/2021	Morgan Stanley	91,528,183	NOK	$11,000,000	$7,364
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
6/11/2021	Credit Agricole CIB	11,097,340	AUD	$8,555,383	$(33,256)
6/11/2021	Morgan Stanley	42,442,050	BRL	$7,633,600	$(460,629)
6/11/2021	Citibank N.A.	7,374,550	CHF	$7,965,184	$(241,133)
6/11/2021	Morgan Stanley	28,780,863,500	COP	$7,450,392	$(307,233)
6/11/2021	Morgan Stanley	35,229,776,670	COP	$9,622,993	$127,121
6/11/2021	Barclays Bank PLC	6,884,182	EUR	$8,285,457	$(134,293)
6/11/2021	Bank Of New York	867,606,750	JPY	$7,939,526	$14,957
6/11/2021	State Street Bank & Trust Co.	166,500,000	MXN	$8,234,447	$(113,201)
6/11/2021	HSBC Bank USA	166,426,773	MXN	$8,282,617	$(61,359)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$75,513
At May 31, 2021, the Fund had the following outstanding written options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of New York	EUR CALL/USD PUT	$36,300,000	June 2021	$1.21	$(385,905)
Bank of New York	USD CALL/NOK PUT	$30,000,000	July 2021	$8.60	$(242,670)
Barclays	USD CALL/MXN PUT	$25,000,000	June 2021	$21.00	$(42,725)
Barclays	USD CALL/RUB PUT	$25,000,000	September 2021	$77.00	$(404,075)
Barclays	GBP CALL/USD PUT	$35,750,000	August 2021	$1.43	$(312,812)
BNP	GBP CALL/USD PUT	$8,759,800	June 2021	$1.40	$(125,397)
HSBC	USD CALL/ZAR PUT	$30,000,000	June 2021	$14.20	$(194,730)
Morgan Stanley	AUD CALL/USD PUT	$25,000,000	July 2021	$0.80	$(42,650)
Morgan Stanley	NZD CALL/USD PUT	$25,000,000	July 2021	$0.74	$(109,225)
Morgan Stanley	USD CALL/ZAR PUT	$30,000,000	August 2021	$15.00	$(186,300)
Morgan Stanley	USD CALL/ZAR PUT	$30,000,000	June 2021	$14.60	$(10,470)
Put Options:
Bank of New York	USD PUT/NOK CALL	$30,000,000	July 2021	$8.00	$(82,140)
Barclays	USD PUT/MXN CALL	$25,000,000	June 2021	$19.50	$(65,525)
Barclays	GBP PUT/USD CALL	$34,750,000	August 2021	$1.39	$(186,816)
Barclays	USD PUT/RUB CALL	$25,000,000	July 2021	$71.75	$(158,275)
Barclays	USD PUT/RUB CALL	$25,000,000	June 2021	$72.50	$(142,900)
Credit Agricole	NZD PUT/USD CALL	$15,000,000	July 2021	$0.70	$(46,530)
HSBC	USD PUT/ZAR CALL	$30,000,000	June 2021	$13.50	$(140,670)
Morgan Stanley	AUD PUT/USD CALL	$17,500,000	July 2021	$0.76	$(96,163)
(Premiums Received $4,992,231)					$(2,975,978)
Semi-Annual Shareholder Report

Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options is included in “Other Assets and Liabilities–Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$705,910,081	$31,614,330	$(10,000,000)
Emerging Markets Core Fund	$507,797,675	$106,327,631	$(8,000,000)
Federated Hermes Government Obligations Fund, Premier Shares*	$12,088,767	$745,133,178	$(706,346,218)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	$30,676,679	$2,742,904,359	$(2,513,220,197)
High Yield Bond Core Fund	$779,999,966	$277,643,639	$—
Mortgage Core Fund	$1,846,468,963	$—	$(305,000,000)
Project and Trade Finance Core Fund	$417,634,947	$57,401,160	$—
TOTAL OF AFFILIATED TRANSACTIONS	$4,300,577,078	$3,961,024,297	$(3,542,566,415)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2021	Shares Held as of 5/31/2021**	Dividend Income
$12,900,365	$(272,537)	$740,152,239	76,541,079	$15,610,175
$149,327	$46,287	$606,320,920	58,980,634	$19,125,050
$—	$—	$50,875,727	50,875,727	$3,260
$(9,388)	$(18,721)	$260,332,732	260,254,656	$47,180
$11,642,354	$—	$1,069,285,959	168,391,490	$25,149,711
$(34,388,145)	$11,404,015	$1,518,484,833	153,227,531	$19,377,173
$(297,861)	$—	$474,738,246	53,582,195	$5,105,975
$(10,003,348)	$11,159,044	$4,720,190,656	821,853,312	$84,418,524
Semi-Annual Shareholder Report

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At May 31, 2021, the Fund owns a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,765,984,373	$26,845	$3,766,011,218
U.S. Treasuries	—	2,185,220,289	—	2,185,220,289
Commercial Mortgage- Backed Securities	—	110,101,293	—	110,101,293
Foreign Governments/Agencies	—	55,096,294	—	55,096,294
Asset-Backed Securities	—	42,112,064	—	42,112,064
Mortgage-Backed Securities	—	3,756,617	—	3,756,617
Municipal Bond	—	480,565	—	480,565
Collateralized Mortgage Obligation	—	72,107	—	72,107
Adjustable Rate Mortgages	—	5,572	—	5,572
Purchased Call Options	—	667,225	—	667,225
Purchased Put Option	968,750	—	—	968,750
Investment Companies[1]	4,245,452,410	—	—	4,720,190,656
TOTAL SECURITIES	$4,246,421,160	$6,163,496,399	$26,845	$10,884,682,650
Other Financial Instruments:
Assets
Futures Contracts	$1,268,714	$—	$—	$1,268,714
Foreign Exchange Contracts	—	2,872,744	—	2,872,744
Liabilities
Futures Contracts	(5,171,522)	—	—	(5,171,522)
Foreign Exchange Contracts	—	(2,797,231)	—	(2,797,231)
Written Options Contracts	—	(2,975,978)	—	(2,975,978)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,902,808)	$(2,900,465)	$—	$(6,803,273)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $474,738,246 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statements of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing
NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.73	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.13	0.26	0.32	0.30	0.29	0.31
Net realized and unrealized gain (loss)	(0.18)	0.67	0.70	(0.52)	0.12	0.03
Total From Investment Operations	(0.05)	0.93	1.02	(0.22)	0.41	0.34
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.32)	(0.30)	(0.29)	(0.32)
Distributions from net realized gain	(0.22)	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.35)	(0.26)	(0.32)	(0.30)	(0.32)	(0.32)
Net Asset Value, End of Period	$11.33	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	(0.38)%	8.47%	9.95%	(2.01)%	3.82%	3.17%
Ratios to Average Net Assets:
Net expenses[3]	0.92%[4]	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment income	2.29%[4]	2.31%	2.95%	2.82%	2.69%	2.84%
Expense waiver/reimbursement[5]	0.04%[4]	0.05%	0.06%	0.07%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$198,380	$201,349	$171,858	$184,434	$216,294	$358,016
Portfolio turnover	28%	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.73	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.09	0.20	0.26	0.24	0.23	0.25
Net realized and unrealized gain (loss)	(0.17)	0.66	0.70	(0.51)	0.12	0.03
Total From Investment Operations	(0.08)	0.86	0.96	(0.27)	0.35	0.28
Less Distributions:
Distributions from net investment income	(0.10)	(0.19)	(0.26)	(0.25)	(0.23)	(0.26)
Distributions from net realized gain	(0.22)	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.32)	(0.19)	(0.26)	(0.25)	(0.26)	(0.26)
Net Asset Value, End of Period	$11.33	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	(0.66)%	7.88%	9.36%	(2.54)%	3.26%	2.61%
Ratios to Average Net Assets:
Net expenses[3]	1.49%[4]	1.47%	1.46%	1.47%	1.46%	1.47%
Net investment income	1.72%[4]	1.78%	2.42%	2.26%	2.15%	2.29%
Expense waiver/reimbursement[5]	0.03%[4]	0.04%	0.04%	0.05%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,251	$4,386	$6,440	$8,244	$14,521	$19,723
Portfolio turnover	28%	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.73	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.10	0.21	0.27	0.25	0.23	0.25
Net realized and unrealized gain (loss)	(0.18)	0.66	0.70	(0.52)	0.12	0.03
Total From Investment Operations	(0.08)	0.87	0.97	(0.27)	0.35	0.28
Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.27)	(0.25)	(0.23)	(0.26)
Distributions from net realized gain	(0.22)	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.32)	(0.20)	(0.27)	(0.25)	(0.26)	(0.26)
Net Asset Value, End of Period	$11.33	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	(0.63)%	7.93%	9.40%	(2.51)%	3.29%	2.64%
Ratios to Average Net Assets:
Net expenses[3]	1.42%[4]	1.43%	1.43%	1.44%	1.43%	1.43%
Net investment income	1.78%[4]	1.81%	2.45%	2.31%	2.18%	2.32%
Expense waiver/reimbursement[5]	0.03%[4]	0.04%	0.04%	0.04%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,188	$52,265	$47,994	$52,798	$75,399	$90,932
Portfolio turnover	28%	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.73	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.12	0.24	0.30	0.29	0.27	0.29
Net realized and unrealized gain (loss)	(0.18)	0.67	0.70	(0.52)	0.12	0.03
Total From Investment Operations	(0.06)	0.91	1.00	(0.23)	0.39	0.32
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.30)	(0.29)	(0.27)	(0.30)
Distributions from net realized gain	(0.22)	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.34)	(0.24)	(0.30)	(0.29)	(0.30)	(0.30)
Net Asset Value, End of Period	$11.33	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	(0.47)%	8.27%	9.77%	(2.17)%	3.64%	2.99%
Ratios to Average Net Assets:
Net expenses[3]	1.11%[4]	1.11%	1.09%	1.10%	1.09%	1.09%
Net investment income	2.10%[4]	2.14%	2.79%	2.65%	2.51%	2.66%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.04%	0.04%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,664	$38,182	$40,574	$43,512	$53,603	$61,863
Portfolio turnover	28%	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.73	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.16	0.33	0.38	0.36	0.35	0.37
Net realized and unrealized gain (loss)	(0.17)	0.66	0.70	(0.52)	0.12	0.03
Total From Investment Operations	(0.01)	0.99	1.08	(0.16)	0.47	0.40
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.38)	(0.36)	(0.35)	(0.38)
Distributions from net realized gain	(0.22)	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.38)	(0.32)	(0.38)	(0.36)	(0.38)	(0.38)
Net Asset Value, End of Period	$11.34	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	(0.02)%	9.06%	10.55%	(1.47)%	4.39%	3.74%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	2.84%[4]	2.86%	3.50%	3.38%	3.23%	3.38%
Expense waiver/ reimbursement[5]	0.07%[4]	0.07%	0.07%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,932,975	$7,510,994	$6,419,153	$5,855,756	$5,713,188	$5,519,156
Portfolio turnover	28%	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.73	$11.06	$10.36	$10.88	$10.79	$10.77
Income From Investment Operations:
Net investment income (loss)	0.14	0.29	0.34	0.32	0.31	0.34
Net realized and unrealized gain (loss)	(0.17)	0.66	0.71	(0.51)	0.13	0.03
Total From Investment Operations	(0.03)	0.95	1.05	(0.19)	0.44	0.37
Less Distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.35)	(0.33)	(0.32)	(0.35)
Distributions from net realized gain	(0.22)	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.37)	(0.28)	(0.35)	(0.33)	(0.35)	(0.35)
Net Asset Value, End of Period	$11.33	$11.73	$11.06	$10.36	$10.88	$10.79
Total Return[2]	(0.26)%	8.73%	10.22%	(1.76)%	4.08%	3.43%
Ratios to Average Net Assets:
Net expenses[3]	0.67%[4]	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	2.53%[4]	2.58%	3.21%	3.07%	2.94%	3.09%
Expense waiver/reimbursement[5]	0.26%[4]	0.27%	0.27%	0.27%	0.28%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$288,332	$356,898	$393,416	$425,188	$503,342	$555,265
Portfolio turnover	28%	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.73	$11.06	$10.36	$10.87	$10.78	$10.77
Income From Investment Operations:
Net investment income (loss)	0.16	0.33	0.38	0.36	0.36	0.38
Net realized and unrealized gain (loss)	(0.17)	0.66	0.70	(0.51)	0.11	0.01
Total From Investment Operations	(0.01)	0.99	1.08	(0.15)	0.47	0.39
Less Distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.38)	(0.36)	(0.35)	(0.38)
Distributions from net realized gain	(0.22)	—	—	—	(0.03)	(0.00)[1]
Total Distributions	(0.39)	(0.32)	(0.38)	(0.36)	(0.38)	(0.38)
Net Asset Value, End of Period	$11.33	$11.73	$11.06	$10.36	$10.87	$10.78
Total Return[2]	(0.10)%	9.07%	10.56%	(1.37)%	4.40%	3.65%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	2.85%[4]	2.87%	3.50%	3.39%	3.20%	3.39%
Expense waiver/reimbursement[5]	0.03%[4]	0.04%	0.04%	0.04%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,149,447	$1,924,055	$1,498,931	$1,079,125	$1,016,255	$122,349
Portfolio turnover	28%	88%	43%	48%	23%	33%

1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $146,689,653 of securities loaned and $4,720,190,656 of investment in affiliated holdings* (identified cost $10,458,525,333)	$10,884,682,650
Due from broker (Note 2)	2,527,600
Income receivable	32,342,101
Income receivable from affiliated holdings	14,306,228
Receivable for shares sold	9,808,487
Unrealized appreciation on foreign exchange contracts	2,872,744
Total Assets	10,946,539,810
Liabilities:
Payable for investments purchased	114,341,219
Payable for shares redeemed	12,666,285
Written options outstanding (premium received $4,992,231), at value	2,975,978
Unrealized depreciation on foreign exchange contracts	2,797,231
Payable for variation margin on futures contracts	3,200,396
Payable for collateral due to broker for securities lending	149,675,727
Income distribution payable	6,468,269
Payable for investment adviser fee (Note 5)	310,710
Payable for administrative fee (Note 5)	91,132
Payable for distribution services fee (Note 5)	100,949
Payable for other service fees (Notes 2 and 5)	114,498
Accrued expenses (Note 5)	558,567
Total Liabilities	293,300,961
Net assets for 939,934,633 shares outstanding	$10,653,238,849
Net Assets Consist of:
Paid-in capital	$10,197,453,733
Total distributable earnings (loss)	455,785,116
Total Net Assets	$10,653,238,849
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($198,380,492 ÷ 17,503,498 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.33
Offering price per share (100/95.50 of $11.33)	$11.86
Redemption proceeds per share	$11.33
Class B Shares:
Net asset value per share ($3,251,372 ÷ 286,936 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.33
Offering price per share	$11.33
Redemption proceeds per share (94.50/100 of $11.33)	$10.71
Class C Shares:
Net asset value per share ($45,187,729 ÷ 3,987,294 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.33
Offering price per share	$11.33
Redemption proceeds per share (99.00/100 of $11.33)	$11.22
Class R Shares:
Net asset value per share ($35,664,326 ÷ 3,146,516 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.33
Offering price per share	$11.33
Redemption proceeds per share	$11.33
Institutional Shares:
Net asset value per share ($7,932,975,271 ÷ 699,863,571 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.34
Offering price per share	$11.34
Redemption proceeds per share	$11.34
Service Shares:
Net asset value per share ($288,332,307 ÷ 25,439,205 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.33
Offering price per share	$11.33
Redemption proceeds per share	$11.33
Class R6 Shares:
Net asset value per share ($2,149,447,352 ÷ 189,707,613 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.33
Offering price per share	$11.33
Redemption proceeds per share	$11.33

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended May 31, 2021 (unaudited)

Investment Income:
Dividends (including $84,399,194 received from affiliated holdings*)	$86,323,807
Interest	77,902,097
Net income on securities loaned (includes $19,330 earned from affiliated holdings* related to cash collateral balances) (Note 2)	196,749
TOTAL INCOME	164,422,653
Expenses:
Investment adviser fee (Note 5)	15,353,562
Administrative fee (Note 5)	4,004,062
Custodian fees	140,137
Transfer agent fees (Note 2)	2,350,195
Directors’/Trustees’ fees (Note 5)	25,978
Auditing fees	17,651
Legal fees	5,376
Portfolio accounting fees	154,511
Distribution services fee (Note 5)	945,837
Other service fees (Notes 2 and 5)	716,740
Share registration costs	162,196
Printing and postage	89,026
Miscellaneous (Note 5)	36,834
TOTAL EXPENSES	24,002,105
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,737,319)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,725,257)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,462,576)
Net expenses	20,539,529
Net investment income	143,883,124
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including net realized gain of $11,159,044 on sales of investments in affiliated holdings*)	$32,596,617
Net realized loss on foreign currency transactions	(4,259,450)
Net realized loss on foreign exchange contracts	(151,695)
Net realized gain on futures contracts	64,002,026
Net realized gain on written options	10,283,954
Net realized loss on swap contracts	(302)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(10,003,348) of investments in affiliated holdings*)	(249,186,082)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(216)
Net change in unrealized appreciation of foreign exchange contracts	(613,691)
Net change in unrealized appreciation of futures contracts	(6,626,286)
Net change in unrealized depreciation of written options	2,052,848
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(151,902,277)
Change in net assets resulting from operations	$(8,019,153)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2021	Year Ended 11/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$143,883,124	$258,770,989
Net realized gain (loss)	102,471,150	279,327,978
Net change in unrealized appreciation/depreciation	(254,373,427)	234,289,606
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(8,019,153)	772,388,573
Distributions to Shareholders:
Class A Shares	(6,258,825)	(4,068,170)
Class B Shares	(113,977)	(91,866)
Class C Shares	(1,476,594)	(866,832)
Class R Shares	(1,125,436)	(803,712)
Institutional Shares	(252,119,418)	(187,960,112)
Service Shares	(10,833,910)	(9,328,955)
Class R6 Shares	(67,563,019)	(49,299,034)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(339,491,179)	(252,418,681)
Share Transactions:
Proceeds from sale of shares	2,122,038,624	3,445,307,467
Net asset value of shares issued to shareholders in payment of distributions declared	269,153,214	191,095,124
Cost of shares redeemed	(1,478,570,994)	(2,646,611,323)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	912,620,844	989,791,268
Change in net assets	565,110,512	1,509,761,160
Net Assets:
Beginning of period	10,088,128,337	8,578,367,177
End of period	$10,653,238,849	$10,088,128,337
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,462,576 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$78,718	$(9,574)
Class B Shares	2,431	—
Class C Shares	17,157	—
Class R Shares	48,125	(749)
Institutional Shares	2,040,174	(1,347,277)
Service Shares	78,228	(47,651)
Class R6 Shares	85,362	—
TOTAL	$2,350,195	$(1,405,251)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$250,728
Class B Shares	4,619
Class C Shares	62,671
Service Shares	398,722
TOTAL	$716,740
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate,
Semi-Annual Shareholder Report

total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to seek to increase return and to manage sector/asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2021, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation
Semi-Annual Shareholder Report

margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,891,002,778 and $1,017,982,115, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,554,303 and $2,589,782, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$146,689,653	$149,675,727
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $844,487 and $847,129, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $1,323,442 and $2,313,841, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$3,902,808*
Interest rate contracts	Purchased options, within Investment in securities, at value	968,750		—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	2,872,744	Unrealized depreciation on foreign exchange contracts	2,797,231
Foreign exchange contracts		—	Written options outstanding, at value	2,975,978
Foreign exchange contracts	Purchased options, within Investment in securities at value	667,225		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$4,508,719		$9,676,017

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$64,002,026	$—	$432,210	$2,514,270	$66,948,506
Foreign exchange contracts	—	—	(151,695)	600,060	7,769,684	8,218,049
Credit contracts	(302)	—	—	—	—	(302)
TOTAL	$(302)	$64,002,026	$(151,695)	$1,032,270	$10,283,954	$75,166,253

1	The net realized gain on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$(6,626,286)	$—	$(285,950)	$—	$(6,912,236)
Foreign exchange contracts	—	(613,691)	22,643	2,052,848	1,461,800
TOTAL	$(6,626,286)	$(613,691)	$(263,307)	$2,052,848	$(5,450,436)

2	The net change in unrealized appreciation/depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,446,953	$28,014,027	5,183,650	$59,315,319
Shares issued to shareholders in payment of distributions declared	509,458	5,856,591	332,612	3,790,564
Shares redeemed	(2,616,486)	(29,777,641)	(3,892,878)	(44,125,968)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	339,925	$4,092,977	1,623,384	$18,979,915
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	12,855	$145,805	75,277	$854,414
Shares issued to shareholders in payment of distributions declared	9,843	113,246	7,884	89,523
Shares redeemed	(109,709)	(1,257,457)	(291,676)	(3,303,875)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(87,011)	$(998,406)	(208,515)	$(2,359,938)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	538,408	$6,192,018	1,904,538	$21,735,385
Shares issued to shareholders in payment of distributions declared	126,011	1,450,094	72,065	820,456
Shares redeemed	(1,132,759)	(12,906,450)	(1,861,214)	(21,172,076)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(468,340)	$(5,264,338)	115,389	$1,383,765
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	312,295	$3,587,199	1,168,949	$13,229,574
Shares issued to shareholders in payment of distributions declared	97,236	1,118,387	68,171	776,161
Shares redeemed	(517,553)	(5,926,285)	(1,651,261)	(18,619,915)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(108,022)	$(1,220,699)	(414,141)	$(4,614,180)
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	138,582,553	$1,582,353,363	220,849,464	$2,517,124,360
Shares issued to shareholders in payment of distributions declared	18,224,859	209,352,982	13,049,463	148,848,093
Shares redeemed	(97,139,689)	(1,113,804,896)	(174,101,437)	(1,955,345,335)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	59,667,723	$677,901,449	59,797,490	$710,627,118
	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,920,866	$67,348,179	11,474,182	$130,247,926
Shares issued to shareholders in payment of distributions declared	771,611	8,874,183	694,751	7,901,958
Shares redeemed	(11,675,580)	(132,612,316)	(17,318,205)	(196,381,561)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,983,103)	$(56,389,954)	(5,149,272)	$(58,231,677)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2021		Year Ended 11/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	37,923,871	$434,398,033	62,023,908	$702,800,489
Shares issued to shareholders in payment of distributions declared	3,691,451	42,387,731	2,532,615	28,868,369
Shares redeemed	(15,968,760)	(182,285,949)	(36,074,399)	(407,662,593)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	25,646,562	$294,499,815	28,482,124	$324,006,265
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	80,007,734	$912,620,844	84,246,459	$989,791,268
4. FEDERAL TAX INFORMATION
At May 31, 2021, the cost of investments for federal tax purposes was $10,458,525,333. The net unrealized appreciation of investments for federal tax purposes was $424,346,275. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $521,775,624 and net unrealized depreciation from investments for those securities having an excess of cost over value of $97,429,349. The amounts presented are inclusive of derivative contracts.
As of November 30, 2020, the Fund had a capital loss carryforward of $657,633 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$657,633	$657,633
At November 30, 2020, for federal income tax purposes, the Fund had $18,758,397 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2021, the Adviser voluntarily waived $1,696,227 of its fee and voluntarily reimbursed $1,405,251 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2021, the Adviser reimbursed $41,092.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$251,329	$—
Class B Shares	13,859	—
Class C Shares	188,792	—
Class R Shares	91,849	—
Service Shares	400,008	(320,006)
TOTAL	$945,837	$(320,006)
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2021, FSC retained $389,434 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2021, FSC retained $9,664 in sales charges from the sale of Class A Shares. FSC also retained $8,906, $1,468 and $3,272 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2021, FSSC received $8,871 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.49%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $433,203,640 and $331,502,570, respectively. Net realized gain recognized on these transactions was $11,587,113.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2021, were as follows:
Purchases	$1,232,857,482
Sales	$1,164,340,844
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the six months ended May 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the six months ended May 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as
Semi-Annual Shareholder Report

well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$996.20	$4.58
Class B Shares	$1,000	$993.40	$7.41
Class C Shares	$1,000	$993.70	$7.06
Class R Shares	$1,000	$995.30	$5.52
Institutional Shares	$1,000	$999.80	$1.84
Service Shares	$1,000	$997.40	$3.34
Class R6 Shares	$1,000	$999.00	$1.79
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.34	$4.63
Class B Shares	$1,000	$1,017.50	$7.49
Class C Shares	$1,000	$1,017.85	$7.14
Class R Shares	$1,000	$1,019.40	$5.59
Institutional Shares	$1,000	$1,023.09	$1.87
Service Shares	$1,000	$1,021.59	$3.38
Class R6 Shares	$1,000	$1,023.14	$1.82

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.49%
Class C Shares	1.42%
Class R Shares	1.11%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Mortgage Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Total Return Bond Fund’s investments in the Mortgage Core Fund represents a significant number of the outstanding shares of the Mortgage Core Fund. Therefore the Mortgage Core Fund financial statements and notes to financial statements are included on pages 79 through 105.
Mortgage Core Fund
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–Mortgage Core Fund
At December 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Mortgage-Backed Securities	84.9%
Asset-Backed Securities	13.5%
Commercial Mortgage-Backed Securities	2.7%
Collateralized Mortgage Obligations	0.0%
Non-Agency Mortgage-Backed Securities	0.0%
Cash Equivalents[2]	9.6%
Other Assets and Liabilities—Net[3]	(19.7)%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Mortgage Core Fund
Semi-Annual Shareholder Report

Portfolio of Investments–Mortgage Core Fund
December 31, 2020
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 84.9%
	Federal Home Loan Mortgage Corporation— 27.6%
$ 38,937,276	1.500%, 10/1/2035	$40,098,230
2,444,910	2.500%, 10/1/2049	2,576,962
24,699,410	2.500%, 8/1/2050	26,002,570
2,429,756	3.000%, 4/1/2031	2,585,776
2,516,521	3.000%, 1/1/2032	2,691,560
3,394,741	3.000%, 3/1/2032	3,647,734
4,006,308	3.000%, 3/1/2032	4,282,342
3,498,797	3.000%, 6/1/2032	3,734,397
4,611,530	3.000%, 6/1/2032	4,932,145
11,521,139	3.000%, 11/1/2032	12,168,049
1,732,651	3.000%, 12/1/2032	1,846,183
6,504,225	3.000%, 1/1/2033	6,952,364
22,698,390	3.000%, 2/1/2033	24,531,848
2,938,558	3.000%, 7/1/2033	3,160,308
20,555,174	3.000%, 1/1/2043	22,243,545
4,726,300	3.000%, 11/1/2044	4,944,660
957,340	3.000%, 6/1/2045	1,012,639
6,721,801	3.000%, 10/1/2045	7,217,205
877,065	3.000%, 5/1/2046	946,639
15,556,591	3.000%, 6/1/2046	16,659,374
7,199,890	3.000%, 6/1/2046	7,883,527
8,531,895	3.000%, 7/1/2046	9,240,691
2,683,989	3.000%, 9/1/2046	2,874,253
7,103,208	3.000%, 10/1/2046	7,666,677
7,696,487	3.000%, 10/1/2046	8,254,105
9,201,093	3.000%, 10/1/2046	9,853,345
6,466,094	3.000%, 11/1/2046	6,817,371
3,723,824	3.000%, 11/1/2046	3,987,800
8,400,518	3.000%, 12/1/2046	9,098,399
13,247,515	3.000%, 1/1/2047	13,950,640
12,783,242	3.000%, 5/1/2047	13,709,400
262,202	3.500%, 6/1/2026	279,460
426,854	3.500%, 6/1/2026	454,015
144,323	3.500%, 7/1/2026	153,507
6,676,626	3.500%, 7/1/2042	7,325,410
6,195,679	3.500%, 9/1/2043	6,722,218
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 3,392,448	3.500%, 5/1/2046	$3,633,049
27,078,565	3.500%, 7/1/2046	29,642,158
27,035,314	3.500%, 11/1/2047	28,800,650
13,245,941	3.500%, 11/1/2047	14,061,194
3,115,233	3.500%, 12/1/2047	3,410,159
21,768,824	3.500%, 12/1/2047	23,373,946
11,404,334	3.500%, 2/1/2048	12,173,242
18,774,160	3.500%, 2/1/2048	20,187,806
144,273	4.000%, 5/1/2024	153,003
998,722	4.000%, 8/1/2025	1,059,152
111,119	4.000%, 5/1/2026	117,947
1,635,125	4.000%, 5/1/2026	1,735,594
1,489,523	4.000%, 12/1/2040	1,651,622
8,199,490	4.000%, 12/1/2041	9,087,559
1,144,122	4.000%, 1/1/2042	1,268,039
15,500,345	4.000%, 6/1/2047	17,103,589
15,080,286	4.000%, 10/1/2047	16,422,360
8,148,755	4.000%, 11/1/2047	8,735,936
9,457,659	4.000%, 12/1/2047	10,301,416
5,771,506	4.000%, 2/1/2048	6,214,082
14,184,548	4.000%, 4/1/2048	15,202,223
7,806,415	4.000%, 5/1/2048	8,359,170
6,960,155	4.000%, 6/1/2048	7,582,622
121	4.500%, 3/1/2021	121
16,208	4.500%, 9/1/2021	16,274
105,143	4.500%, 7/1/2024	110,110
122,429	4.500%, 8/1/2024	128,341
258,613	4.500%, 9/1/2024	271,104
141,378	4.500%, 9/1/2024	147,753
150,417	4.500%, 6/1/2025	158,145
803,234	4.500%, 11/1/2039	899,778
2,282,506	4.500%, 5/1/2040	2,556,851
240,719	4.500%, 6/1/2040	269,652
384,312	4.500%, 7/1/2040	430,504
696,752	4.500%, 8/1/2040	780,498
1,363,379	4.500%, 8/1/2040	1,527,250
4,231,352	4.500%, 9/1/2040	4,739,938
886,281	4.500%, 7/1/2041	990,592
414,037	4.500%, 7/1/2041	463,414
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 466,549	4.500%, 7/1/2041	$521,459
8,695,031	4.500%, 2/1/2048	9,698,147
8,802,482	4.500%, 5/1/2048	9,568,911
4,803,321	4.500%, 10/1/2048	5,203,532
4,262	5.000%, 10/1/2021	4,315
13,890	5.000%, 11/1/2021	14,062
18,596	5.000%, 12/1/2021	18,884
57,700	5.000%, 6/1/2023	59,862
91,684	5.000%, 7/1/2023	95,235
46,096	5.000%, 7/1/2023	47,880
41,405	5.000%, 7/1/2025	42,956
1,277,091	5.000%, 1/1/2034	1,452,439
419,817	5.000%, 5/1/2034	477,941
1,737	5.000%, 11/1/2035	1,996
524,482	5.000%, 4/1/2036	602,852
597	5.000%, 4/1/2036	688
9,807	5.000%, 4/1/2036	11,279
133,062	5.000%, 4/1/2036	153,355
79,700	5.000%, 5/1/2036	92,056
87,930	5.000%, 6/1/2036	101,018
165,481	5.000%, 6/1/2036	188,979
508,276	5.000%, 12/1/2037	586,954
73,902	5.000%, 5/1/2038	85,442
41,552	5.000%, 6/1/2038	47,883
89,018	5.000%, 9/1/2038	102,521
83,312	5.000%, 2/1/2039	96,047
83,811	5.000%, 6/1/2039	96,731
2,597,431	5.000%, 10/1/2039	2,994,984
230,515	5.000%, 2/1/2040	265,797
435,020	5.000%, 8/1/2040	501,466
606	5.500%, 3/1/2021	608
3,627	5.500%, 4/1/2021	3,632
13,457	5.500%, 1/1/2022	13,694
35,218	5.500%, 1/1/2022	35,899
2,000	5.500%, 1/1/2022	2,039
44,687	5.500%, 2/1/2022	45,551
1,083,202	5.500%, 5/1/2034	1,252,046
62,381	5.500%, 3/1/2036	73,034
106,251	5.500%, 3/1/2036	124,041
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 26,672	5.500%, 3/1/2036	$31,243
104,797	5.500%, 3/1/2036	122,452
252,361	5.500%, 6/1/2036	295,119
112,946	5.500%, 6/1/2036	132,298
67,820	5.500%, 6/1/2036	79,408
84,893	5.500%, 9/1/2037	99,812
275,811	5.500%, 9/1/2037	323,315
119,679	5.500%, 12/1/2037	140,696
19,040	5.500%, 3/1/2038	22,356
11,039	6.000%, 7/1/2029	12,614
29,289	6.000%, 2/1/2032	33,898
27,782	6.000%, 5/1/2036	33,116
58,682	6.000%, 8/1/2037	70,419
239,141	6.000%, 9/1/2037	285,431
5,421	6.500%, 3/1/2022	5,569
8,521	6.500%, 6/1/2029	9,753
5,076	6.500%, 6/1/2029	5,814
3,743	6.500%, 7/1/2029	4,253
206,342	6.500%, 11/1/2036	247,188
489,103	6.500%, 10/1/2037	588,625
2,681	6.500%, 4/1/2038	3,225
2,254	6.500%, 4/1/2038	2,715
8,180	7.000%, 4/1/2032	9,559
122,438	7.000%, 4/1/2032	146,235
53,388	7.000%, 9/1/2037	65,123
20,966	7.500%, 8/1/2029	24,345
20,569	7.500%, 10/1/2029	23,753
11,108	7.500%, 11/1/2029	12,865
13,191	7.500%, 4/1/2031	14,600
13,314	7.500%, 5/1/2031	15,686
2,803	8.000%, 3/1/2030	3,277
34,043	8.000%, 1/1/2031	40,248
47,255	8.000%, 2/1/2031	55,663
52,842	8.000%, 3/1/2031	62,452
1,171	8.500%, 9/1/2025	1,290
337	8.500%, 9/1/2025	371
	TOTAL	591,983,192
	Federal National Mortgage Association— 31.2%
13,496,469	2.000%, 9/1/2035	14,113,119
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 5,887,565	2.000%, 9/1/2050	$6,123,527
24,753,106	2.000%, 9/1/2050	25,741,295
24,625,759	2.000%, 10/1/2050	25,612,711
3,296,904	2.500%, 2/1/2028	3,458,564
18,245,063	2.500%, 11/1/2049	19,293,211
5,387,084	2.500%, 12/1/2049	5,678,044
2,229,620	3.000%, 2/1/2032	2,373,486
4,344,856	3.000%, 8/1/2043	4,635,206
2,849,754	3.000%, 9/1/2043	3,040,191
11,075,866	3.000%, 8/1/2046	11,878,324
3,971,257	3.000%, 9/1/2046	4,283,798
5,553,684	3.000%, 10/1/2046	5,860,600
2,156,092	3.000%, 10/1/2046	2,308,934
6,127,518	3.000%, 11/1/2046	6,460,401
3,644,939	3.000%, 11/1/2046	3,903,323
4,992,269	3.000%, 11/1/2046	5,332,122
2,152,866	3.000%, 1/1/2047	2,267,132
47,373,048	3.000%, 1/1/2047	49,887,420
1,157,993	3.000%, 2/1/2047	1,254,194
8,740,443	3.000%, 3/1/2047	9,215,277
13,853,474	3.000%, 3/1/2047	14,857,172
1,643,737	3.000%, 4/1/2047	1,759,746
9,408,524	3.000%, 12/1/2047	10,090,181
13,801,056	3.000%, 12/1/2047	14,878,587
4,988,464	3.000%, 2/1/2048	5,356,119
1,129,438	3.000%, 2/1/2048	1,212,679
5,578,653	3.000%, 11/1/2049	5,961,912
2,103,363	3.000%, 11/1/2049	2,200,540
25,746,353	3.000%, 12/1/2049	26,935,860
25,838,441	3.000%, 12/1/2049	27,032,203
183,283	3.500%, 11/1/2025	194,602
295,019	3.500%, 11/1/2025	313,238
336,412	3.500%, 12/1/2025	357,818
349,254	3.500%, 1/1/2026	371,477
105,901	3.500%, 1/1/2026	112,640
24,424,038	3.500%, 4/1/2033	26,687,987
10,782,458	3.500%, 9/1/2042	11,894,236
17,560,018	3.500%, 7/1/2045	19,244,417
8,254,591	3.500%, 8/1/2046	8,889,813
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 10,305,543	3.500%, 8/1/2046	$11,036,437
14,533,090	3.500%, 9/1/2046	15,651,465
7,420,531	3.500%, 11/1/2046	8,134,645
7,188,259	3.500%, 2/1/2047	7,880,020
16,331,333	3.500%, 11/1/2047	17,336,484
15,477,289	3.500%, 12/1/2047	16,522,740
9,141,180	3.500%, 4/1/2048	9,686,656
268,786	4.000%, 12/1/2025	285,049
271,681	4.000%, 7/1/2026	288,374
2,086,878	4.000%, 2/1/2041	2,314,208
5,313,755	4.000%, 12/1/2041	5,892,597
2,148,259	4.000%, 3/1/2042	2,393,688
4,084,182	4.000%, 4/1/2042	4,525,254
1,635,652	4.000%, 3/1/2046	1,786,737
2,653,817	4.000%, 7/1/2046	2,906,830
2,618,409	4.000%, 9/1/2046	2,884,002
4,446,991	4.000%, 11/1/2046	4,867,836
17,778,031	4.000%, 6/1/2047	19,616,862
6,558,585	4.000%, 10/1/2047	7,102,097
8,984,758	4.000%, 10/1/2047	9,651,834
6,620,780	4.000%, 11/1/2047	7,148,549
8,860,937	4.000%, 12/1/2047	9,769,696
5,374,947	4.000%, 1/1/2048	5,897,468
9,878,147	4.000%, 2/1/2048	10,580,684
8,793,637	4.000%, 2/1/2048	9,438,279
15,221,512	4.000%, 2/1/2048	16,318,341
3,140,596	4.000%, 2/1/2048	3,415,531
6,416,666	4.000%, 2/1/2048	6,908,714
2,799,709	4.000%, 3/1/2048	3,077,567
2,553,373	4.000%, 3/1/2048	2,762,898
7,830,212	4.000%, 5/1/2048	8,401,781
2,288,507	4.000%, 6/1/2048	2,454,127
8,335,808	4.000%, 6/1/2048	8,931,258
4,932,585	4.000%, 7/1/2048	5,266,899
156,776	4.500%, 2/1/2039	175,746
847,936	4.500%, 5/1/2040	949,853
2,333,194	4.500%, 10/1/2040	2,613,631
287,363	4.500%, 11/1/2040	321,903
3,008,914	4.500%, 4/1/2041	3,366,809
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 1,543,477	4.500%, 6/1/2041	$1,725,137
312,501	5.000%, 5/1/2023	324,205
51,757	5.000%, 8/1/2023	53,826
286,022	5.000%, 11/1/2023	299,188
1,752,116	5.000%, 2/1/2036	2,018,616
1,030,651	5.000%, 7/1/2040	1,188,398
1,396,530	5.000%, 10/1/2041	1,608,096
32,404	5.500%, 1/1/2032	37,181
24,447	5.500%, 1/1/2032	28,052
357,849	5.500%, 9/1/2034	416,207
1,098,275	5.500%, 12/1/2034	1,277,418
34,567	5.500%, 4/1/2035	40,099
384,980	5.500%, 11/1/2035	450,718
273,451	5.500%, 1/1/2036	318,907
89,312	5.500%, 3/1/2036	104,015
406,784	5.500%, 4/1/2036	475,915
590,564	5.500%, 4/1/2036	688,089
209,469	5.500%, 5/1/2036	245,517
127,842	5.500%, 9/1/2036	149,021
410,326	5.500%, 8/1/2037	478,696
152,178	5.500%, 7/1/2038	178,906
581,689	5.500%, 4/1/2041	677,437
10,546	6.000%, 1/1/2029	11,866
234	6.000%, 1/1/2029	235
13,682	6.000%, 2/1/2029	15,394
5,483	6.000%, 2/1/2029	6,171
4,403	6.000%, 4/1/2029	5,013
14,393	6.000%, 5/1/2029	16,376
7,907	6.000%, 5/1/2029	8,914
577,620	6.000%, 7/1/2034	681,540
313,766	6.000%, 11/1/2034	369,181
158,801	6.000%, 7/1/2036	190,109
37,753	6.000%, 7/1/2036	45,132
166,233	6.000%, 10/1/2037	199,502
130,060	6.000%, 6/1/2038	155,569
811,649	6.000%, 7/1/2038	971,795
50,280	6.000%, 9/1/2038	60,177
40,510	6.000%, 10/1/2038	48,680
310,918	6.000%, 2/1/2039	373,873
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 26,047	6.500%, 9/1/2028	$28,919
3,602	6.500%, 8/1/2029	4,088
4,999	6.500%, 6/1/2031	5,820
13,932	6.500%, 6/1/2031	16,113
2,069	6.500%, 6/1/2031	2,396
5,186	6.500%, 6/1/2031	5,969
31,808	6.500%, 12/1/2031	37,342
2,985	6.500%, 1/1/2032	3,489
43,526	6.500%, 3/1/2032	50,973
157,403	6.500%, 4/1/2032	183,231
48,606	6.500%, 5/1/2032	57,149
240,651	6.500%, 7/1/2036	287,786
11,140	6.500%, 8/1/2036	13,361
13,850	6.500%, 9/1/2036	16,679
74,566	6.500%, 12/1/2036	89,085
100,461	6.500%, 9/1/2037	121,170
6,200	6.500%, 12/1/2037	7,479
68,604	6.500%, 10/1/2038	82,727
501	7.000%, 7/1/2023	530
12,443	7.000%, 2/1/2024	13,030
636	7.000%, 5/1/2024	684
1,727	7.000%, 7/1/2024	1,868
1,026	7.000%, 7/1/2025	1,129
12,384	7.000%, 9/1/2031	14,518
5,771	7.000%, 9/1/2031	6,866
88,366	7.000%, 11/1/2031	105,305
6,216	7.000%, 12/1/2031	7,401
58,692	7.000%, 1/1/2032	65,888
27,284	7.000%, 2/1/2032	32,428
35,400	7.000%, 3/1/2032	42,217
210,759	7.000%, 3/1/2032	242,374
5,411	7.000%, 4/1/2032	6,462
22,850	7.000%, 4/1/2032	26,873
115,864	7.000%, 4/1/2032	138,548
13,190	7.000%, 6/1/2032	15,782
239,432	7.000%, 6/1/2037	292,118
906	7.500%, 1/1/2030	1,058
9,295	7.500%, 9/1/2030	10,885
6,723	7.500%, 5/1/2031	7,930
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 2,925	7.500%, 6/1/2031	$3,437
36,573	7.500%, 8/1/2031	43,167
41,180	7.500%, 1/1/2032	47,515
3,497	7.500%, 6/1/2033	4,030
93	8.000%, 7/1/2023	96
4,394	8.000%, 10/1/2026	4,974
2,138	8.000%, 11/1/2029	2,489
371	9.000%, 6/1/2025	410
	TOTAL	667,732,614
	Government National Mortgage Association— 6.4%
24,761,362	2.500%, 9/20/2050	26,239,331
24,857,453	2.500%, 10/20/2050	26,341,157
13,503,498	3.000%, 1/20/2047	14,207,858
1,299,053	3.500%, 8/15/2043	1,401,510
844,554	3.500%, 8/15/2043	911,165
13,672,649	3.500%, 3/20/2047	14,912,753
17,386,836	3.500%, 11/20/2047	18,972,781
1,213,390	4.000%, 9/15/2040	1,346,612
3,101,265	4.000%, 10/15/2040	3,436,468
1,437,304	4.000%, 1/15/2041	1,595,110
1,806,653	4.000%, 10/15/2041	2,001,422
12,069,704	4.000%, 6/15/2048	12,906,965
302,563	4.500%, 1/15/2039	340,913
266,765	4.500%, 6/15/2039	303,029
915,177	4.500%, 10/15/2039	1,042,143
321,390	4.500%, 1/15/2040	365,978
166,141	4.500%, 6/15/2040	188,879
231,910	4.500%, 9/15/2040	262,852
249,755	4.500%, 2/15/2041	282,453
956,878	4.500%, 3/15/2041	1,087,835
95,370	4.500%, 5/15/2041	107,856
3,146,479	4.500%, 6/20/2041	3,508,318
572,861	4.500%, 9/15/2041	647,861
380,387	4.500%, 10/15/2043	426,265
389,691	4.500%, 11/15/2043	436,691
462,316	5.000%, 1/15/2039	532,174
432,457	5.000%, 5/15/2039	498,267
590,541	5.000%, 8/20/2039	677,278
183,682	5.500%, 12/15/2038	214,764
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 133,134	5.500%, 12/20/2038	$155,078
199,305	5.500%, 1/15/2039	234,327
268,840	5.500%, 2/15/2039	315,655
7,717	6.000%, 10/15/2028	8,625
7,166	6.000%, 3/15/2029	7,995
80,295	6.000%, 2/15/2036	94,232
127,113	6.000%, 4/15/2036	149,517
142,570	6.000%, 6/15/2037	167,838
11,611	6.500%, 10/15/2028	13,210
6,004	6.500%, 10/15/2028	6,549
7,322	6.500%, 11/15/2028	8,251
10,870	6.500%, 12/15/2028	12,250
3,632	6.500%, 2/15/2029	4,113
12,899	6.500%, 3/15/2029	14,594
27,068	6.500%, 9/15/2031	31,493
58,123	6.500%, 2/15/2032	67,373
15,940	7.000%, 11/15/2027	17,851
8,237	7.000%, 6/15/2028	9,215
16,142	7.000%, 11/15/2028	18,058
7,959	7.000%, 1/15/2029	9,060
7,481	7.000%, 5/15/2029	8,592
2,114	7.000%, 10/15/2029	2,411
21,690	7.000%, 5/15/2030	24,911
14,773	7.000%, 11/15/2030	17,127
12,191	7.000%, 12/15/2030	13,889
14,290	7.000%, 8/15/2031	16,580
60,843	7.000%, 10/15/2031	70,773
10,875	7.000%, 12/15/2031	12,711
11,116	7.500%, 8/15/2029	12,753
41,461	7.500%, 10/15/2029	48,084
4,261	7.500%, 10/15/2030	4,947
6,932	7.500%, 1/15/2031	8,149
1,576	8.000%, 1/15/2022	1,610
1,231	8.000%, 6/15/2022	1,269
819	8.000%, 8/15/2029	957
2,504	8.000%, 10/15/2029	2,927
8,985	8.000%, 11/15/2029	10,513
8,928	8.000%, 1/15/2030	10,326
3,332	8.000%, 10/15/2030	3,888
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 73,955		8.000%, 11/15/2030	$87,206
3,871		8.500%, 5/15/2029	4,557
		TOTAL	136,906,152
	[1]	Uniform Mortgage-Backed Securities, TBA— 19.7%
46,000,000		2.000%, 1/1/2036	48,108,985
78,500,000		2.000%, 1/1/2051	81,602,838
278,500,000		2.500%, 1/1/2051	293,675,966
		TOTAL	423,387,789
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,722,497,397)	1,820,009,747
		ASSET-BACKED SECURITIES— 13.5%
		Auto Receivables— 2.9%
6,268,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	6,287,069
3,880,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	3,897,194
11,095,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	11,355,609
23,062,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	23,306,455
6,335,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	6,362,520
10,025,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	10,092,351
		TOTAL	61,301,198
		Credit Card— 6.4%
12,895,000	[2]	American Express Credit Account Master Trust 2018-9, Class A, 0.538% (1-month USLIBOR +0.380%), 4/15/2026	12,953,422
14,368,000	[2]	Capital One Multi-Asset Execute 2017-A5, Class A5, 0.738% (1-month USLIBOR +0.580%), 7/15/2027	14,535,492
35,255,000	[2]	Chase Issuance Trust 2018-A1, Class A1, 0.358% (1-month USLIBOR +0.200%), 4/17/2023	35,314,888
13,450,000	[2]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.492% (1-month USLIBOR +0.340%), 6/7/2025	13,496,206
26,460,000	[2]	Discover Card Execution Note Trust 2017-A5, Class A5, 0.758% (1-month USLIBOR +0.600%), 12/15/2026	26,759,786
22,500,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.518% (1-month USLIBOR +0.360%), 4/15/2025	22,564,800
12,340,000	[2]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.488% (1-month USLIBOR +0.330%), 8/15/2025	12,402,869
		TOTAL	138,027,463
		Other— 0.1%
866,021		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	875,654
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Student Loans— 4.1%
$ 10,472,048		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	$10,615,736
22,116,179		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	22,341,041
18,675,000		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	18,864,103
15,908,544	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 0.958% (1-month USLIBOR +0.800%), 2/15/2036	15,957,529
20,424,717	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.249% (1-month USLIBOR +1.100%), 7/15/2053	20,547,968
		TOTAL	88,326,377
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $286,144,915)	288,530,692
		COLLATERALIZED MORTGAGE OBLIGATIONS— 9.0%
	[2]	Federal Home Loan Mortgage Corporation— 2.9%
14,543,290		FHLMC REMIC, Series 3284, Class AF, 0.468% (1-month USLIBOR +0.310%), 3/15/2037	14,589,868
7,687,187		FHLMC REMIC, Series 4273, Class PF, 0.558% (1-month USLIBOR +0.400%), 11/15/2043	7,749,341
35,414,741		FHLMC REMIC, Series 4856, Class FD, 0.458% (1-month USLIBOR +0.300%), 8/15/2040	35,563,649
5,656,394		FHLMC REMIC, Series 4901, Class GF, 0.598% (1-month USLIBOR +0.450%), 7/25/2049	5,689,892
		TOTAL	63,592,750
	[2]	Federal National Mortgage Association— 5.1%
14,145,483		FNMA REMIC, Series 2017-90, Class WF, 0.498% (1-month USLIBOR +0.350%), 11/25/2047	14,190,459
3,561,843		FNMA REMIC, Series 2018-15, Class JF, 0.448% (1-month USLIBOR +0.300%), 3/25/2048	3,573,486
28,587,238		FNMA REMIC, Series 2019-27, Class FH, 0.598% (1-month USLIBOR +0.450%), 6/25/2049	28,791,094
11,786,033		FNMA REMIC, Series 2019-30, Class FB, 0.548% (1-month USLIBOR +0.400%), 7/25/2049	11,878,897
6,753,029		FNMA REMIC, Series 2019-33, Class FB, 0.598% (1-month USLIBOR +0.450%), 7/25/2049	6,795,542
13,740,154		FNMA REMIC, Series 2019-39, Class FA, 0.548% (1-month USLIBOR +0.400%), 8/25/2049	13,834,453
8,856,734		FNMA REMIC, Series 2019-47, Class FB, 0.548% (1-month USLIBOR +0.400%), 5/25/2040	8,921,305
20,542,523		FNMA REMIC, Series 2019-56, Class AF, 0.548% (1-month USLIBOR +0.400%), 10/25/2049	20,700,405
		TOTAL	108,685,641
	[2]	Government National Mortgage Association— 0.2%
4,493,142		GNMA REMIC, Series 2005-71, Class FA, 0.285% (1-month USLIBOR +0.140%), 9/16/2035	4,486,721
Mortgage Core Fund
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage-Backed Securities— 0.8%
$ 642,512		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	$551,735
437,501		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	252,455
123,957		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.151%, 8/25/2035	124,075
4,003,275		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	3,915,417
3,727,683		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	3,757,752
8,183,602		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	8,290,564
		TOTAL	16,891,998
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $192,621,125)	193,657,110
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.7%
		Agency Commercial Mortgage-Backed Securities— 2.7%
25,707,100		FHLMC REMIC, Series K736, Class A1, 1.895%, 6/25/2025	26,419,482
31,500,000	[2]	FHLMC REMIC, Series KF90, Class AS, 0.462% (Secured Overnight Financing Rate +0.380%), 9/25/2030	31,500,000
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $57,335,635)	57,919,482
		INVESTMENT COMPANY— 9.6%
204,435,825	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4] (IDENTIFIED COST $204,435,825)	204,435,825
		TOTAL INVESTMENT IN SECURITIES—119.7% (IDENTIFIED COST $2,463,034,897)[5]	2,564,552,856
		OTHER ASSETS AND LIABILITIES - NET—(19.7)%[6]	(421,434,756)
		TOTAL NET ASSETS—100%	$2,143,118,100
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2019	$121,153,079
Purchases at Cost	$2,340,888,918
Proceeds from Sales	$(2,257,606,172)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	$—
Value as of 12/31/2020	$204,435,825
Shares Held as of 12/31/2020	204,435,825
Dividend Income	$765,479
Mortgage Core Fund
Semi-Annual Shareholder Report

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,460,000,240.
6
Assets, other than investment in securities, less liabilities. See Statement of Assets and
Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of
December 31, 2020.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$1,820,009,747	$—	$1,820,009,747
Asset-Backed Securities	—	288,530,692	—	288,530,692
Collateralized Mortgage Obligations	—	193,657,110	—	193,657,110
Commercial Mortgage-Backed Securities	—	57,919,482	—	57,919,482
Investment Company	204,435,825	—	—	204,435,825
TOTAL SECURITIES	$204,435,825	$2,360,117,031	$—	$2,564,552,856

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Semi-Annual Shareholder Report

Financial Highlights–Mortgage Core Fund
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.88	$9.60	$9.80	$9.81	$9.85
Income From Investment Operations:
Net investment income (loss)[1]	0.24	0.32	0.30	0.27	0.23
Net realized and unrealized gain (loss)	0.22	0.28	(0.20)	0.00[2]	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.60	0.10	0.27	0.23
Less Distributions:
Distributions from net investment income	(0.27)	(0.32)	(0.30)	(0.28)	(0.27)
Net Asset Value, End of Period	$10.07	$9.88	$9.60	$9.80	$9.81
Total Return[3]	4.70%	6.33%	1.10%	2.75%	2.30%
Ratios to Average Net Assets:
Net expenses[4]	0.02%	0.03%	0.03%	0.03%	0.03%
Net investment income	2.42%	3.25%	3.18%	2.71%	2.34%
Expense waiver/reimbursement[5]	—%	—%	—%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,143,118	$2,528,865	$2,815,951	$1,787,418	$2,147,397
Portfolio turnover	257%	130%	109%	88%	258%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	72%	100%	109%	46%	42%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–Mortgage Core FundDecember 31, 2020

Assets:
Investment in securities, at value including $204,435,825 of investments in an affiliated holding* (identified cost $2,463,034,897)	$2,564,552,856
Income receivable	4,166,531
Income receivable from an affiliated holding	1,697
Total Assets	2,568,721,084
Liabilities:
Payable for investments purchased	421,122,087
Income distribution payable	4,300,476
Payable for Directors’/Trustees’ fees (Note 5)	120
Accrued expenses (Note 5)	180,301
Total Liabilities	425,602,984
Net assets for 212,847,474 shares outstanding	$2,143,118,100
Net Assets Consist of:
Paid-in capital	$2,068,404,881
Total distributable earnings (loss)	74,713,219
Total Net Assets	$2,143,118,100
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,143,118,100 ÷ 212,847,474 shares outstanding, no par value, unlimited shares authorized	$10.07

*	See information listed after the Fund’s Portfolio of Investments.
Mortgage Core Fund
Semi-Annual Shareholder Report

Statement of Operations–Mortgage Core FundYear Ended December 31, 2020

Investment Income:
Interest	$62,802,143
Dividends received from an affiliated holding*	765,479
TOTAL INCOME	63,567,622
Expenses:
Custodian fees	115,945
Transfer agent fees	172,847
Directors’/Trustees’ fees (Note 5)	15,136
Auditing fees	32,500
Legal fees	8,352
Portfolio accounting fees	250,544
Share registration costs	1,430
Printing and postage	16,016
Miscellaneous (Note 5)	27,021
TOTAL EXPENSES	639,791
Net investment income	62,927,831
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	39,055,732
Net change in unrealized appreciation of investments	21,837,682
Net realized and unrealized gain (loss) on investments	60,893,414
Change in net assets resulting from operations	$123,821,245

*	See information listed after the Fund’s Portfolio of Investments.
Mortgage Core Fund
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–Mortgage Core Fund

Year Ended December 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,927,831	$84,239,892
Net realized gain (loss)	39,055,732	11,228,822
Net change in unrealized appreciation/depreciation	21,837,682	62,595,684
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	123,821,245	158,064,398
Distributions to Shareholders	(70,234,363)	(84,671,889)
Share Transactions:
Proceeds from sale of shares	1,127,424,951	679,031,800
Net asset value of shares issued to shareholders in payment of distributions declared	9,568,350	10,132,796
Cost of shares redeemed	(1,576,326,869)	(1,049,643,767)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(439,333,568)	(360,479,171)
Change in net assets	(385,746,686)	(287,086,662)
Net Assets:
Beginning of period	2,528,864,786	2,815,951,448
End of period	$2,143,118,100	$2,528,864,786
Mortgage Core Fund
Semi-Annual Shareholder Report

Notes to Financial Statements–Mortgage Core Fund
December 31, 2020
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to April 24, 2020, the name of the Trust was Federated Core Trust. Effective February 25, 2021, the name of the Fund will change to Mortgage Core Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Mortgage Core Fund
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the
Mortgage Core Fund
Semi-Annual Shareholder Report

repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Mortgage Core Fund
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Mortgage Core Fund
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2020	Year Ended 12/31/2019
Shares sold	112,591,117	69,130,342
Shares issued to shareholders in payment of distributions declared	949,096	1,033,755
Shares redeemed	(156,643,675)	(107,607,772)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(43,103,462)	(37,443,675)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$70,234,363	$84,671,889
As of December 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$132,210
Net unrealized appreciation	$104,552,616
Capital loss carryforwards	$(29,971,607)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the differing treatments for dollar-roll transactions and principal loss adjustments.
At December 31, 2020, the cost of investments for federal tax purposes was $2,460,000,240. The net unrealized appreciation of investments for federal tax purposes was $104,552,616. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $104,684,006 and net unrealized depreciation from investments for those securities having an excess of cost over value of $131,390.
As of December 31, 2020, the Fund had a capital loss carryforward of $29,971,607 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$16,157,875	$13,813,732	$29,971,607
The Fund used capital loss carryforwards of $30,380,402 to offset capital gains realized during the year ended December 31, 2020.
Mortgage Core Fund
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the discretion of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2020, were as follows:
Purchases	$491,346,261
Sales	$213,932,554
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan
Mortgage Core Fund
Semi-Annual Shareholder Report

is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the year ended December 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the year ended December 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Mortgage Core Fund
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–Mortgage Core Fund
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,007.90	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.04	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
Mortgage Core Fund
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Total Return Bond Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Semi-Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Semi-Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the
Semi-Annual Shareholder Report

Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Total Return Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2021